                                             UAM Funds
                                             Funds for the Informed Investor(SM)


The TS&W Portfolios
Semi-Annual Report                                                April 30, 1999







                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                                    THE TS&W PORTFOLIOS
                                                             APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments
 Equity.....................................................................   5
 Fixed Income...............................................................   8
 International Equity.......................................................  11
Statement of Assets and Liabilities.........................................  16
Statement of Operations.....................................................  17
Statement of Changes in Net Assets
 Equity.....................................................................  18
 Fixed Income...............................................................  19
 International Equity.......................................................  20
Financial Highlights
 Equity.....................................................................  21
 Fixed Income...............................................................  22
 International Equity.......................................................  23
Notes to Financial Statements...............................................  24

--------------------------------------------------------------------------------

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------
May 11, 1999

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 1999 on the UAM Funds' Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

The Equity Portfolio's net asset value on April 30,1999 was $89,200,972, the Fixed Income Portfolio's net asset value was $69,642,955 and the International Equity Portfolio was valued at $114,812,132.

Participants in these Portfolios include the TS&W retirement plans, existing TS&W clients, and others seeking investment management direction from TS&W. We encourage many of our clients to pursue a balanced investment approach, util-izing a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals util-izing the same investment philosophy and decision making process which has been in place at our firm for over two decades. We pursue a conservative ap-proach that emphasizes relative values in the selection of securities. We stress quality securities and a diversified approach in structuring portfo-lios.

Our decision making process focuses on top-down economic analysis; fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to achieve above-average results at below-average levels of risk over a complete economic or market cycle.

TS&W Equity Portfolio
The TS&W Equity Portfolio had total net assets of $89,200,972 on April 30, 1999. $87,798,935, or 98.4%, was invested in equities, with the balance held in cash reserves. For the fiscal six-month period ended April 30, 1999, the fund produced a total return of 14.1% versus the S&P 500 Index (our "benchmark index") return of 22.3%.

The TS&W Equity Portfolio benefited from a notable shift in stock market lead-ership in recent months. Stocks in the value segments of the stock market, es-pecially basic industries, energy, capital goods, and financial services per-formed well, while groups such as health care and technology, strong perform-ers in 1998, were weak. We believe that to a large extent, the strong relative performance of sectors that trailed behind the large-cap growth stock advance of 1998 is attributable to the enormous valuation disparities that arose as the majority of stocks suffered weak

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------
performance over the past year. Signs of improving global economic health, a recovery in oil prices, and optimism about the outlook for corporate profits later this year also assisted more economically sensitive sectors of the mar-ket.

During much of the past two years a limited roster of very large growth compa-nies commanded ever-higher valuations in exchange for the steady earnings growth they offered. We believe that several factors, including a generalized slowdown in corporate profit growth, a sharp decline in interest rates in 1998, and soaring cash flows into aggressive growth and index mutual funds ac-count for the primacy of the largest growth stocks. This trend resulted in a period of substantial outperformance for mutual funds pursuing a large-cap growth strategy. In addition, capitalization weighted stock market indices, which are most sensitive to the results of the largest stocks, outdistanced market measures that compiled performance without regard to company size.

We are optimistic about the outlook for TS&W Equity Portfolio investments. Our diversified portfolio offers attractive total return prospects without exces-sive risk. On a price to earnings basis, stocks in The TS&W Equity Portfolio are valued at a 33% discount to the S&P 500 and offer a 75% higher dividend yield. We continue to find attractively priced stocks to add to our portfolio. During the last six month period TS&W added new positions in the technology, financial services, basic industry and telecommunications sectors. We trimmed or eliminated positions in consumer staples, health care and energy stocks as they reached price targets. A solid economic outlook in the United States, gradual improvement in emerging economies, and continued low inflation are ex-pected to form a generally favorable environment for stocks. Risks include a further increase in interest rates, prolonged or expanded military conflict in Europe and the unusually high valuation of certain stocks, particularly those related to the Internet.

TS&W Fixed Income Portfolio
The TS&W Fixed Income Portfolio had total net assets of $69,642,955 on April 30, 1999. For the six month period ended April 30, 1999 the Portfolio return was -0.6% versus the Lehman Government/Corporate Index (our "benchmark index") return of -0.1%.

The strategy implemented during the recent six-month period was crafted for an environment of stable to slightly higher rates. TS&W increased exposure to the more defensive mortgage sector during the six-month period to 20.7% compared to a weighting of 9.9% at the end of January. This allocation shift represents a way to increase portfolio yield, quality, and liquidity in an asset class that typically

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------

performs well in stable to slightly rising rate environments. Funding came from sales of short corporate bonds and U.S. Treasury/Agency issues.

The TS&W Fixed Income portfolio ended the period with an average maturity of
8.6 years, and a duration of 5.3 years--slightly shorter than the benchmark index duration of 5.7 years. At the end of April the portfolio consisted of 51% Treasury and Agency issues and 49% corporate bonds. The average quality of the portfolio was maintained at AA.

International crises were a catalyst for the dramatic drop in rates last year. With this uncertainty fading, domestic fundamental factors became the drivers for the 1999 rate landscape--marked by intermediate and long term rates 75 ba-sis points higher than year-end. Fundamental economic data released since Jan-uary suggest that the U.S. economy extended its growth trajectory into 1999. While commodity and wage inflation have not been associated with our current business expansion, credit markets have responded to a rise in energy costs, a Federal Reserve increasingly cautious about excessive domestic economic growth, a diminishing pool of qualified employment applicants, and recovering economies of South America and Southeast Asia. In light of these factors we do not expect rates to march significantly higher nor do we see room for rates to approach levels observed at year-end.

TS&W International Equity Portfolio
The TS&W International Equity Portfolio had total net assets of $114,812,132 on April 30, 1999. The Portfolio rose 15.8% for the six month period ending April 30, 1999. Morgan Stanley Capital International EAFE Index ("EAFE"), our benchmark index, rose 15.3% during that period.

In a major change from the pattern of the previous period, Asian markets per-formed extremely well. Japan gained 26.9% and Asia excluding Japan soared 29.6%. The remaining 70% of EAFE is in Europe, which rose only 10.8% during the six month period.

Japan's tremendous performance was due to a number of factors such as renewed hope that the financial crisis paralyzing the banking sector was ending and that the economy has bottomed. Foreign investment inflow also propped up the market, as most foreigners are massively underweight in equities and rushed in on the first signs of recovery. Recovery situations like Japanese banks boomed as did genuine growth investments like telecommunications.

Asia excluding Japan rose largely on falling interest rates, restored confi-dence levels, and modest new investments overwhelming thinly traded markets.

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------


By the end of the period there was a shift into more cyclical and battered stocks, and away from high growth stocks with lofty valuations. This trend was beneficial to the Portfolio during the period.

Respectfully Submitted,

/s/ John T. Siegel

John T. Siegel
Managing Director
Thompson, Siegel & Walmsley, Inc.

    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares,
      when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

                     Definition of the Comparative Indices
                     -------------------------------------

Lehman Government/Corporate Index is an unmanaged fixed income market value-weighted index that combines the Government and Corporate Bond Indices, in-cluding U.S. government treasury securities, corporate and yankee bonds. All issues are investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $100 million of U.S. government is-sues and $25 million for others. Any security downgraded during the month is held in the index until month end and then removed. All returns are market value weighted inclusive of accrued income.

Morgan Stanley Capital International EAFE Index is an arithmetic, market val-ue-weighted averages of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 fi-nancial stocks, 40 utility stocks and 20 transportation stocks.

    The comparative indices assume reinvestment of dividends and, unlike a
                          Portfolio's returns, do not
 reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the
                      performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 98.4%

                                                          Shares      Value+
                                                        ----------- -----------

AEROSPACE & DEFENSE - 5.0%
 B.F. Goodrich Co. ....................................      37,500 $ 1,490,625
 Boeing Co. ...........................................      30,000   1,218,750
 Raytheon Co. .........................................      24,500   1,721,125
                                                                    -----------
                                                                      4,430,500
                                                                    -----------
AUTOMOTIVE - 1.5%
 General Motors Corp. .................................      15,100   1,342,956
                                                                    -----------
BANKS - 6.2%
 BankAmerica Corp. ....................................      37,000   2,664,000
 First Union Corp. ....................................      21,900   1,212,712
 Union Planters Corp. .................................      38,500   1,648,281
                                                                    -----------
                                                                      5,524,993
                                                                    -----------
BASIC MATERIALS - 2.6%
 Air Products & Chemicals, Inc.  ......................      50,000   2,350,000
                                                                    -----------
BEVERAGES, FOOD & TOBACCO - 7.1%
 Bestfoods ............................................      34,000   1,706,375
 Hershey Foods Corp. ..................................      33,500   1,762,937
 Procter & Gamble Co. .................................      15,000   1,407,188
 Unilever N.V. - New York Shares ......................      22,475   1,459,470
                                                                    -----------
                                                                      6,335,970
                                                                    -----------
CAPITAL EQUIPMENT - 2.7%
 Grainger (W.W.), Inc. ................................      47,500   2,383,906
                                                                    -----------
CONSUMER CYCLICAL - 3.1%
 Masco Corp. ..........................................      93,600   2,749,500
                                                                    -----------
ELECTRONICS - 6.0%
 Hewlett-Packard Co. ..................................      30,700   2,421,462
 Intel Corp. ..........................................      21,500   1,314,188
 Motorola, Inc. .......................................      20,300   1,626,538
                                                                    -----------
                                                                      5,362,188
                                                                    -----------
ENERGY - 3.8%
 Schlumberger Ltd. ....................................      33,340   2,129,592
 Texaco, Inc. .........................................      20,000   1,255,000
                                                                    -----------
                                                                      3,384,592
                                                                    -----------

UAM FUNDS                                            TS&W EQUITY PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares      Value+
                                                        ----------- -----------

FINANCIAL SERVICES - 3.5%
 Citigroup, Inc. ......................................      30,000 $ 2,257,500
 Fannie Mae ...........................................      12,500     886,719
                                                                    -----------
                                                                      3,144,219
                                                                    -----------
HEALTH CARE - 3.0%
 Johnson & Johnson ....................................      27,700   2,700,750
                                                                    -----------
INSURANCE - 5.9%
 Chubb Corp. ..........................................      24,500   1,451,625
 Travelers Property Casualty Corp., Class A............      49,000   1,690,500
 UNUM Corp. ...........................................      39,000   2,130,375
                                                                    -----------
                                                                      5,272,500
                                                                    -----------
LODGING & RESTAURANTS - 2.2%
 McDonald's Corp. .....................................      47,000   1,991,625
                                                                    -----------
MANUFACTURING - 5.0%
 Minnesota Mining & Manufacturing Co. .................      29,000   2,581,000
 Pall Corp. ...........................................     100,000   1,843,750
                                                                    -----------
                                                                      4,424,750
                                                                    -----------
OIL & GAS - 4.6%
 Halliburton Co. ......................................      33,550   1,430,069
 Unocal Corp. .........................................      65,000   2,701,562
                                                                    -----------
                                                                      4,131,631
                                                                    -----------
PAPER & PACKAGING - 2.8%
 Kimberly-Clark Corp. .................................      40,500   2,483,156
                                                                    -----------
PHARMACEUTICALS - 5.1%
 American Home Products Corp. .........................      40,000   2,440,000
 Merck & Co., Inc. ....................................      30,400   2,135,600
                                                                    -----------
                                                                      4,575,600
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS - 5.5%
 Equity Residential Properties Trust ..................      36,072   1,668,330
 Liberty Property Trust ...............................      72,500   1,749,063
 Nationwide Health Properties, Inc. ...................      75,000   1,523,438
                                                                    -----------
                                                                      4,940,831
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             TS&W EQUITY PORTFOLIO
                                                      APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


COMMON STOCKS - continued

                                                          Shares      Value+
                                                        ----------- -----------

RETAIL - 3.6%
 J.C. Penney Co., Inc. ................................      40,000 $ 1,825,000
 Wal-Mart Stores, Inc. ................................      30,000   1,380,000
                                                                    -----------
                                                                      3,205,000
                                                                    -----------
TECHNOLOGY - 7.8%
 *Cadence Design Systems, Inc. ........................      90,000   1,220,625
 Corning, Inc. ........................................      41,800   2,393,050
 Electronic Data Systems Corp. ........................      40,000   2,150,000
 Nortel Networks Corp. ................................      17,500   1,193,281
                                                                    -----------
                                                                      6,956,956
                                                                    -----------
TELECOMMUNICATIONS - 7.4%
 GTE Corp. ............................................      41,000   2,744,438
 *MCI WorldCom, Inc. ..................................      27,765   2,281,936
 Sprint Corp. .........................................      15,000   1,538,438
                                                                    -----------
                                                                      6,564,812
                                                                    -----------
UTILITIES - 4.0%
 Duke Energy Corp. ....................................      27,500   1,540,000
 Pacificorp ...........................................     120,000   2,002,500
                                                                    -----------
                                                                      3,542,500
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $66,222,450)............................  87,798,935
                                                                    -----------

SHORT-TERM INVESTMENT - 1.0%


                                                           Face
                                                          Amount
                                                        -----------
REPURCHASE AGREEMENT - 1.0%
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  5/3/99, to be repurchased at $861,349, collateralized
  by $796,246 of various U.S. Treasury Notes, 5.50%-
  7.00%, due 5/15/06-5/15/08, valued at $861,454 (Cost
  $861,000) ........................................... $   861,000     861,000
                                                                    -----------
 TOTAL INVESTMENTS - 99.4% (Cost $67,083,450) (a) .................  88,659,935
                                                                    -----------
 OTHER ASSETS AND LIABILITIES (NET) - 0.6% ........................     541,037
                                                                    -----------
 NET ASSETS - 100% ................................................ $89,200,972
                                                                    ===========

  See Note A to Financial Statements.
  *
  Non-Income Producing Security.
(a)
  The cost for federal income tax purposes was $67,083,450. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $21,576,485. This consisted of aggregate gross unrealized appreciation for all securities of $23,512,921 and aggregate gross unrealized depreciation for all securities of $1,936,436.
  +
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
U.S. GOVERNMENT SECURITIES - 24.1%

                                                            Face
                                                           Amount     Value+
                                                         ---------- -----------

U.S. TREASURY BONDS - 14.3%
 6.25%, 8/15/23 ........................................ $1,500,000 $ 1,562,230
 7.125%, 2/15/23 .......................................  3,525,000   4,055,764
 8.125%, 8/15/19 .......................................  3,490,000   4,384,369
                                                                    -----------
                                                                     10,002,363
                                                                    -----------
U.S. TREASURY NOTES - 9.8%
 6.25%, 8/31/00-2/15/03 ................................  4,000,000   4,098,698
 6.50%, 8/15/05 ........................................  2,000,000   2,118,875
 6.875%, 5/15/06 .......................................    550,000     596,257
                                                                    -----------
                                                                      6,813,830
                                                                    -----------
 TOTAL U.S. GOVERNMENT SECURITIES (Cost $15,455,421) ..............  16,816,193
                                                                    -----------

AGENCY SECURITITES - 22.4%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.2%
 5.75%, 4/15/03 ........................................  1,500,000   1,509,403
 6.00%, 2/1/14 .........................................  2,214,427   2,194,359
 6.50%, 2/1/03 .........................................  1,505,750   1,508,573
 7.00%, 3/1/11 .........................................  1,496,582   1,528,852
 7.50%, 3/1/29 .........................................  2,387,571   2,454,722
                                                                    -----------
                                                                      9,195,909
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 9.2%
 7.00%, 3/15/29 ........................................  2,473,855   2,513,282
 7.50%, 1/15/07-12/15/22 ...............................  1,130,661   1,165,287
 8.00%, 12/15/28 .......................................  2,640,380   2,752,942
 12.50%, 11/15/13 ......................................      5,337       6,178
                                                                    -----------
                                                                      6,437,689
                                                                    -----------
 TOTAL AGENCY SECURITITES (Cost $15,618,727) ......................  15,633,598
                                                                    -----------

CORPORATE OBLIGATIONS - 48.6%
BEVERAGES, FOOD & TOBACCO - 4.4%
 Philip Morris Cos., Inc. 7.25%, 9/15/01 ...............  3,000,000   3,075,000
                                                                    -----------
ENERGY - 4.3%
 Enron Corp. 6.625%, 11/15/05 ..........................  3,000,000   2,981,250
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


CORPORATE OBLIGATIONS - continued

                                                             Face
                                                            Amount     Value+
                                                          ---------- -----------

FINANCIAL SERVICES - 11.1%
 CIT Group Holdings 6.375%, 8/01/02 ..................... $3,000,000 $ 3,041,250
 Countrywide Funding Corp. 8.25%, 7/15/02 ...............  2,000,000   2,122,500
 Lehman Brothers, Inc. 7.125%, 7/15/02 ..................  2,500,000   2,546,875
                                                                     -----------
                                                                       7,710,625
                                                                     -----------
INDUSTRIAL - 10.6%
 Caliber System Corp. 7.80%, 8/01/06 ....................  2,500,000   2,571,875
 Caterpillar, Inc. 6.625%, 7/15/28 ......................    750,000     715,313
 Eaton Corp:
  6.50%, 6/01/25 ........................................    500,000     510,625
  7.625%, 4/01/24 .......................................    750,000     780,937
  8.875%, 6/15/19 .......................................    775,000     924,187
 TRW Inc:
  6.05%, 1/15/05 ........................................  1,000,000     980,000
  6.65%, 1/15/28 ........................................  1,000,000     922,500
                                                                     -----------
                                                                       7,405,437
                                                                     -----------
TELECOMMUNICATIONS - 8.8%
 Cable & Wireless Communications plc 6.75%, 12/01/08 ....  1,000,000   1,005,000
 Lucent Technologies Inc. 6.45%, 3/15/29 ................  1,700,000   1,636,250
 MCI Worldcom, Inc. 6.25%, 8/15/03 ......................  3,500,000   3,513,125
                                                                     -----------
                                                                       6,154,375
                                                                     -----------
TRANSPORTATION - 9.4%
 CSX Corp. 7.45%, 5/01/07 ...............................  2,865,000   3,018,994
 General Motors Co., 6.25%, 5/01/05 .....................  3,500,000   3,491,250
                                                                     -----------
                                                                       6,510,244
                                                                     -----------
 TOTAL CORPORATE OBLIGATIONS (Cost $34,077,758).....................  33,836,931
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
                                                     APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


SHORT-TERM INVESTMENT - 3.4%

                                                       Face
                                                      Amount     Value+
                                                    ---------- -----------

REPURCHASE AGREEMENT - 3.4%
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  5/3/99, to be repurchased at $2,336,948,
  collateralized by $2,160,315 of various U.S.
  Treasury Notes, 5.50%-7.00%, due 5/15/06-5/15/08,
  valued at $2,337,231 (Cost $2,336,000) .......... $2,336,000 $ 2,336,000
                                                               -----------
 TOTAL INVESTMENTS - 98.5% (Cost $67,487,906) (a).............  68,622,722
                                                               -----------
 OTHER ASSETS AND LIABILITIES (NET) - 1.5%....................       1,020,233
                                                               -----------
 NET ASSETS - 100%............................................ $69,642,955
                                                               ===========

 +See Note A to Financial Statements.
(a) The cost for federal income tax purposes was $67,487,906. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $1,134,816. This consisted of aggregate gross unrealized appreciation for all securities of $1,710,461 and aggregate gross unrealized depreciation for all securities of $575,645.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 94.8%


                                                              Shares   Value+
                                                              ------ ----------
ARGENTINA - 2.1%
 YPF S.A. ADR ..............................................  58,000 $2,436,000
                                                                     ----------
AUSTRALIA - 2.3%
 Brambles Industries Ltd. ..................................  91,000  2,674,239
                                                                     ----------
DENMARK - 1.4%
 Novo Nordisk A/S, Class B .................................  16,000  1,570,211
                                                                     ----------
FINLAND - 2.4%
 Nokia Corp. Oyj ADR .......................................  12,000    890,250
 Sonera Group Oyj ..........................................  95,800  1,901,898
                                                                     ----------
                                                                      2,792,148
                                                                     ----------
FRANCE - 11.3%
 Alcatel ...................................................  13,000  1,595,193
 AXA-UAP ...................................................  15,500  2,000,169
 Cap Gemini Sogeti S.A. ....................................  12,000  1,833,638
 Castorama Dubois ..........................................   5,000  1,195,920
 Elf Aquitaine S.A. ........................................  12,463  1,934,656
 Paribas ...................................................  24,000  2,549,605
 Valeo SA ..................................................  22,115  1,868,274
                                                                     ----------
                                                                     12,977,455
                                                                     ----------
GERMANY - 8.5%
 Adidas AG .................................................  12,000  1,181,030
 BHW Holding AG ............................................ 100,000  1,515,360
 Deutsche Lufthansa AG ..................................... 100,000  2,312,639
 Mannesmann AG .............................................  24,810  3,264,439
 Veba AG ...................................................  28,000  1,534,579
                                                                     ----------
                                                                      9,808,047
                                                                     ----------
HONG KONG - 4.4%
 HSBC Holdings plc .........................................  76,518  2,843,324
 Hutchison Whampoa Ltd. .................................... 250,000  2,241,791
                                                                     ----------
                                                                      5,085,115
                                                                     ----------
ISRAEL - 0.5%
 *Scitex Corp., Ltd. .......................................  55,000    529,375
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares      Value+
                                                        ----------- -----------

ITALY - 1.2%
 Telecom Italia SpA ...................................     250,000 $ 1,343,760
                                                                    -----------
JAPAN - 9.8%
 Fujitsu, Ltd. ........................................     120,000   2,057,171
 Nomura Securities Co., Ltd. ..........................     130,000   1,403,638
 NTT Mobile Communication Network, Inc. ...............          49   2,875,346
 Ricoh Co., Ltd. ......................................     142,000   1,368,933
 Riso Kagaku ..........................................      17,600     840,976
 Takefuji Corp. .......................................      32,000   2,655,713
                                                                    -----------
                                                                     11,201,777
                                                                    -----------
MEXICO - 2.4%
 *Grupo Financeiro Banamex, Class B ...................     600,000   1,530,049
 Panamerica Beverages, Inc., Class A ..................      56,000   1,242,500
                                                                    -----------
                                                                      2,772,549
                                                                    -----------
NETHERLANDS - 7.1%
 *ASM Lithography Holding N.V. ........................      50,000   2,106,719
 ING Groep N.V. .......................................      36,433   2,242,990
 Philips Electronics N.V. .............................      24,000   2,065,535
 Vedior N.V. ..........................................      80,000   1,799,424
                                                                    -----------
                                                                      8,214,668
                                                                    -----------
NORWAY - 1.2%
 *Petroleum Geo-Services ASA ..........................      80,000   1,347,509
                                                                    -----------
SINGAPORE - 2.9%
 Datacraft Asia Ltd. ..................................   1,055,000   3,312,700
                                                                    -----------
SPAIN - 3.4%
 ENDESA ...............................................      91,200   2,026,303
 Repsol S.A. ADR ......................................     117,000   1,930,500
                                                                    -----------
                                                                      3,956,803
                                                                    -----------
SWEDEN - 7.1%
 Assa Abloy AB, Class B ...............................      39,700   1,733,049
 Ericsson (LM) ADR ....................................      55,000   1,481,562
 Europolitan Holdings AB ..............................       9,850     837,776
 Getinge Industrier AB, Class B .......................      71,200   1,106,429
 Scandic Hotels AB ....................................      45,000   1,334,520
 Forenings Sparbanken .................................      75,000   1,645,907
                                                                    -----------
                                                                      8,139,243
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


COMMON STOCKS - continued

                                                         Shares       Value+
                                                     -------------- -----------

SWITZERLAND - 4.3%
 Credit Suisse Group (Registered) ..................         12,000 $ 2,380,328
 Roche Holding AG, Genussscheine ...................            215   2,529,246
                                                                    -----------
                                                                      4,909,574
                                                                    -----------
UNITED KINGDOM - 22.5%
 Avis Europe plc ...................................        400,000   1,692,461
 *Cable & Wireless Communications plc ..............        130,000   1,482,834
 First Leisure Corp. plc ...........................        250,000   1,069,854
 Flextech plc ......................................        183,000   2,638,747
 Geest plc .........................................        375,000   2,944,110
 Misys plc .........................................        250,000   2,346,842
 Norwich Union plc .................................        265,000   1,886,523
 Psion plc .........................................        235,000   3,440,426
 Railtrack Group plc ...............................         89,000   1,857,090
 Rolls-Royce plc ...................................        418,556   1,939,318
 Rio Tinto plc (Registered) ........................        154,227   2,693,353
 Unilever plc ......................................        204,000   1,808,359
                                                                    -----------
                                                                     25,799,917
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $73,258,598) ........................... 108,871,090
                                                                    -----------

CONVERTIBLE BONDS - 3.1%


                                                          Face
                                                         Amount
                                                     --------------
JAPAN - 1.8%
 Sony Corp., Series 4, 1.40%, 3/31/05 .............. JPY165,000,000   2,033,280
                                                                    -----------
SWITZERLAND - 1.3%
 Novartis AG 2.00%, 10/6/02 ........................     $1,100,000   1,562,000
                                                                    -----------
 TOTAL CONVERTIBLE BONDS (Cost $3,099,320) ........................   3,595,280
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   TS&W INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------


SHORT-TERM INVESTMENT - 1.9%

                                                         Face
                                                        Amount       Value+
                                                      ----------- ------------

REPURCHASE AGREEMENT - 1.9%
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  5/3/99, to be repurchased at $2,164,878,
  collateralized by $2,001,251 of various U.S.
  Treasury Notes, 5.50%-7.00%, due 5/15/06-5/15/08,
  valued at $2,165,140 (Cost $2,164,000) ............ $ 2,164,000 $  2,164,000
                                                                  ------------
 TOTAL INVESTMENTS - 99.8% (Cost $78,521,918) (a) ...............  114,630,370
                                                                  ------------
 OTHER ASSETS AND LIABILITIES (NET) - 0.2% ......................      181,762
                                                                  ------------
 NET ASSETS - 100% .............................................. $114,812,132
                                                                  ============

  + See Note A to Financial Statements.
  * Non-Income Producing Security.
ADR American Depositary Receipt
JPY Japanese Yen
(a) The cost for federal income tax purposes was $78,521,918. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $36,108,452. This consisted of aggregate gross unrealized appreciation for all securities of $39,819,023 and aggregate gross unrealized depreciation for all securities of $3,710,571.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
                                             APRIL 30, 1999
--------------------------------------------------------------------------------


At April 30, 1999 sector diversification of the Portfolio was as follows:

                                                 % of
                                                 Net       Market
                                                Assets     Value
SECTOR DIVERSIFICATION (Unaudited)              ------  ------------
Aerospace & Defense............................   1.7%  $  1,939,318
Banks..........................................   7.3      8,399,608
Beverages, Food & Tobacco......................   3.7      4,186,610
Broadcasting & Publishing......................   2.3      2,638,747
Capital Equipment..............................   3.0      3,426,104
Communications.................................   1.4      1,595,193
Consumer Cyclical..............................   1.0      1,181,030
Consumer Non-Durables..........................   1.6      1,808,359
Electronics....................................   6.1      7,041,187
Energy.........................................   5.5      6,301,156
Entertainment & Leisure........................   0.9      1,069,854
Financial Services.............................   7.1      8,124,316
Health Care....................................   3.2      3,635,675
Home Furnishings & Appliances..................   4.8      5,505,961
Industrial.....................................   1.6      1,868,275
Insurance......................................   5.3      6,129,681
Lodging & Restaurants..........................   1.2      1,334,520
Machine........................................   2.8      3,264,439
Manufacturing..................................   1.5      1,733,049
Metals.........................................   2.3      2,693,353
Multi-Industry.................................   2.0      2,241,791
Office Equipment...............................   0.7        840,976
Oil & Gas......................................   1.2      1,347,509
Pharmaceuticals................................   2.7      3,132,212
Retail.........................................   1.5      1,692,461
Repurchase Agreement...........................   1.9      2,164,000
Services.......................................   8.6      9,850,062
Telecommunications.............................  10.2     11,754,313
Transportation.................................   3.6      4,169,729
Utilities......................................   3.1      3,560,882
                                                -----   ------------
TOTAL INVESTMENTS..............................  99.8%  $114,630,370
OTHER ASSETS AND LIABILITIES (NET).............   0.2        181,762
                                                -----   ------------
NET ASSETS..................................... 100.0%  $114,812,132
                                                =====   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     THE TS&W PORTFOLIOS
                                              APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                       TS&W          TS&W
                                           TS&W        Fixed     International
                                          Equity      Income        Equity
                                         Portfolio   Portfolio     Portfolio
                                        ----------- -----------  -------------
Assets
Investments, at Cost,.................. $67,083,450 $67,487,906  $ 78,521,918
                                        =========== ===========  ============
Investments, at Value - Note A......... $88,659,935 $68,622,722  $114,630,370
Cash...................................     238,421         742            19
Receivable for Investments Sold........     308,661   3,137,614           --
Dividends Receivable...................     147,986         --        311,561
Interest Receivable....................         116   1,042,521         3,301
Other Assets...........................         653         476           851
                                        ----------- -----------  ------------
 Total Assets..........................  89,355,772  72,804,075   114,946,102
                                        ----------- -----------  ------------
Liabilities
Payable for Investments Purchased......      70,300   2,770,216           --
Payable for Investment Advisory Fees -
  Note B...............................      53,754      27,472        92,390
Payable for Administrative Fees - Note
 C.....................................      15,109      11,949        16,409
Payable for Custodian Fees - Note D....         480         116        12,595
Payable for Account Services Fees -
  Note F...............................         836         161            44
Payable for Directors' Fees - Note G...       1,547       1,540         1,580
Payable for Dividends..................         --      338,004           --
Other Liabilities......................      12,774      11,662        10,952
                                        ----------- -----------  ------------
 Total Liabilities.....................     154,800   3,161,120       133,970
                                        ----------- -----------  ------------
Net Assets............................. $89,200,972 $69,642,955  $114,812,132
                                        =========== ===========  ============
Net Assets Consist of:
Paid in Capital........................ $62,763,761 $67,867,281  $ 79,432,806
Undistributed Net Investment Income
 (Loss)................................     126,165     (25,506)      119,046
Accumulated Net Realized Gain (Loss)...   4,734,561     666,364      (847,075)
Unrealized Appreciation................  21,576,485   1,134,816    36,107,355
                                        ----------- -----------  ------------
Net Assets............................. $89,200,972 $69,642,955  $114,812,132
                                        =========== ===========  ============
Shares Issued and Outstanding ($0.001
 par value) (Authorized 25,000,000)....   5,767,579   6,645,979     6,571,189
Net Asset Value, Offering and
 Redemption Price Per Share............      $15.47      $10.48        $17.47
                                        =========== ===========  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             THE TS&W PORTFOLIOS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                        TS&W          TS&W
                                            TS&W        Fixed     International
                                           Equity      Income        Equity
                                          Portfolio   Portfolio     Portfolio
                                         ----------- -----------  -------------
Investment
 Income
Dividends............................... $   980,949 $       --    $   725,293
Interest................................     102,953   2,172,168       155,899
                                         ----------- -----------   -----------
 Total Income...........................   1,083,902   2,172,168       881,192
                                         ----------- -----------   -----------
Expenses
Investment Advisory Fees - Note B.......     333,098     160,264       552,939
Administrative Fees - Note C............      92,563      75,388       112,826
Custodian Fees - Note D.................       4,554       3,811        61,666
Account Services Fees - Note F..........         561         945           217
Directors' Fees - Note G................       2,792       2,672         2,949
Audit Fees..............................       7,056       7,538         7,511
Legal Fees..............................       3,659       3,088         4,318
Printing Fees...........................       4,931       4,971         4,402
Registration and Filing Fees............       7,273       7,045         7,468
Shareholder Servicing Fees..............       1,029         753         1,015
Other Expenses..........................       6,149       5,293         6,386
                                         ----------- -----------   -----------
 Net Expenses...........................     463,665     271,768       761,697
                                         ----------- -----------   -----------
Net Investment Income...................     620,237   1,900,400       119,495
                                         ----------- -----------   -----------
Net Realized Gain (Loss) on:
 Investments............................   4,789,719     672,949       651,834
                                         ----------- -----------   -----------
Total Net Realized Gain (Loss) on
 Investments and Foreign Exchange
 Transactions...........................   4,789,719     672,949       651,834
                                         ----------- -----------   -----------
Net Change in Unrealized
 Appreciation/Depreciation on:
 Investments............................   6,408,151  (2,955,656)   15,974,218
                                         ----------- -----------   -----------
Total Net Change in Unrealized
 Appreciation/Depreciation..............   6,408,151  (2,955,656)   15,974,218
                                         ----------- -----------   -----------
Net Gain (Loss) on Investments and
 Foreign Exchange Transactions..........  11,197,870  (2,282,707)   16,626,052
                                         ----------- -----------   -----------
Net Increase/Decrease in Net Assets
 Resulting from Operations.............. $11,818,107 $  (382,307)  $16,745,547
                                         =========== ===========   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended       Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income............................   $    620,237  $  1,652,177
 Net Realized Gain................................      4,789,719     7,412,841
 Net Change in Unrealized
  Appreciation/Depreciation.......................      6,408,151        72,015
                                                     ------------  ------------
 Net Increase in Net Assets Resulting from
  Operations......................................     11,818,107     9,137,033
                                                     ------------  ------------
Distributions:
 Net Investment Income............................       (696,388)   (1,486,085)
 Net Realized Gain................................     (7,348,988)  (16,324,477)
                                                     ------------  ------------
 Total Distributions..............................     (8,045,376)  (17,810,562)
                                                     ------------  ------------
Capital Share Transactions: (1)
 Issued...........................................      3,891,677    10,212,247
 In Lieu of Cash Distributions....................      7,462,662    16,649,300
 Redeemed.........................................    (21,262,267)  (18,433,583)
                                                     ------------  ------------
 Net Increase from Capital Share Transactions.....     (9,907,928)    8,427,964
                                                     ------------  ------------
 Total Decrease...................................     (6,135,197)     (245,565)
Net Assets:
 Beginning of Period..............................     95,336,169    95,581,734
                                                     ------------  ------------
 End of Period (including undistributed net
  investment
 income of $126,165 and $202,316, respectively)...   $ 89,200,972  $ 95,336,169
                                                     ============  ============
(1) Shares Issued and Redeemed:
 Issued...........................................        270,073       679,379
 In Lieu of Cash Distributions....................        539,396     1,154,833
 Redeemed.........................................     (1,459,846)   (1,202,471)
                                                     ------------  ------------
                                                         (650,377)      631,741
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                         Ended      Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income............................   $  1,900,400  $  3,929,887
 Net Realized Gain................................        672,949       985,973
 Net Change in Unrealized
  Appreciation/Depreciation.......................     (2,955,656)    1,922,171
                                                     ------------  ------------
 Net Increase in Net Assets Resulting from
  Operations......................................       (382,307)    6,838,031
                                                     ------------  ------------
Distributions:
 Net Investment Income............................     (1,900,400)   (3,913,808)
 Net Realized Gain................................       (897,855)
 In Excess of Net Investment Income...............            --        (16,079)
                                                     ------------  ------------
 Total Distributions..............................     (2,798,255)   (3,929,887)
                                                     ------------  ------------
Capital Share Transactions: (1)
 Issued...........................................     16,827,574    10,448,967
 In Lieu of Cash Distributions....................      2,742,910     3,486,191
 Redeemed.........................................    (20,531,373)  (11,045,548)
                                                     ------------  ------------
 Net Increase from Capital Share Transactions.....       (960,889)    2,889,610
                                                     ------------  ------------
 Total Increase (Decrease)........................     (4,141,451)    5,797,754
Net Assets:
 Beginning of Period..............................     73,784,406    67,986,652
                                                     ------------  ------------
 End of Period (including undistributed net
  investment income of $126,165 and $202,316,
  respectively)...................................   $ 69,642,955  $ 73,784,406
                                                     ============  ============
(1) Shares Issued and Redeemed:
 Issued...........................................      1,562,986       980,239
 In Lieu of Cash Distributions....................        254,124       325,926
 Redeemed.........................................     (1,901,531)   (1,028,683)
                                                     ------------  ------------
                                                          (84,421)      277,482
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      Six months
                                                        Ended       Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income............................   $    119,495  $    493,738
 Net Realized Gain (Loss).........................        651,834    (1,822,765)
 Net Change in Unrealized
  Appreciation/Depreciation.......................     15,974,218     4,961,769
                                                     ------------  ------------
 Net Increase in Net Assets Resulting from
  Operations......................................     16,745,547     3,632,742
                                                     ------------  ------------
Distributions:
 Net Investment Income............................       (107,141)     (588,510)
 Net Realized Gain................................            --     (1,352,776)
 In Excess of Net Realized Gain...................            --     (1,170,461)
                                                     ------------  ------------
 Total Distributions..............................       (107,141)   (3,111,747)
                                                     ------------  ------------
Capital Share Transactions: (1)
 Issued...........................................     44,083,111    54,000,482
 In Lieu of Cash Distributions....................        106,047     3,031,556
 Redeemed.........................................    (62,984,858)  (56,083,980)
                                                     ------------  ------------
 Net Increase from Capital Share Transactions.....    (18,795,700)      948,058
                                                     ------------  ------------
 Total Increase (Decrease)........................     (2,157,294)    1,469,053
Net Assets:
 Beginning of Period..............................    116,969,426   115,500,373
                                                     ------------  ------------
 End of Period (including undistributed net
  investment income of $126,165 and $202,316,
  respectively)...................................   $114,812,132  $116,969,426
                                                     ============  ============
(1) Shares Issued and Redeemed:
 Issued...........................................      2,781,167     3,472,804
 In Lieu of Cash Distributions....................          7,005       210,818
 Redeemed.........................................     (3,961,248)   (3,565,663)
                                                     ------------  ------------
                                                       (1,173,076)      117,959
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                  TS&W EQUITY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                             Six Months
                               Ended              Years Ended October 31,
                           April 30, 1999 -------------------------------------------
                            (Unaudited)    1998     1997     1996     1995     1994
                           -------------- -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period.....     $ 14.85     $ 16.52  $ 14.48  $ 12.47  $ 11.23  $ 11.02
                              -------     -------  -------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income...        0.11        0.26     0.27     0.26     0.23     0.19
 Net Realized and
  Unrealized Gain........        1.83        1.14     3.25     2.34     1.34     0.33
                              -------     -------  -------  -------  -------  -------
 Total From Investment
  Operations.............        1.94        1.40     3.52     2.60     1.57     0.52
                              -------     -------  -------  -------  -------  -------
Distributions
 Net Investment Income...       (0.12)      (0.24)   (0.27)   (0.26)   (0.22)   (0.18)
 Net Realized Gain.......       (1.20)      (2.83)   (1.21)   (0.33)   (0.11)   (0.13)
                              -------     -------  -------  -------  -------  -------
 Total Distributions.....       (1.32)      (3.07)   (1.48)   (0.59)   (0.33)   (0.31)
                              -------     -------  -------  -------  -------  -------
Net Asset Value, End of
 Period..................     $ 15.47     $ 14.85  $ 16.52  $ 14.48  $ 12.47  $ 11.23
                              =======     =======  =======  =======  =======  =======
Total Return.............       14.12%**     9.23%   26.31%   21.45%   14.32%    4.82%
                              =======     =======  =======  =======  =======  =======
Ratio and Supplemental
 Data
Net Assets, End of Period
 (Thousands).............     $89,201     $95,336  $95,582  $81,554  $60,352  $38,379
Ratio of Expenses to
 Average Net Assets......        1.04%*      0.99%    0.99%    1.01%    1.01%    1.10%
Ratio of Net Investment
 Income to Average Net
 Assets..................        1.40%*      1.67%    1.72%    1.93%    2.04%    1.74%
Portfolio Turnover Rate..          24%         63%      42%      40%      17%      23%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets.................        1.04%*      0.99%    0.99%    1.01%    0.99%     N/A

*Annualized
** Not Annualized
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            TS&W FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                           Six Months
                              Ended              Years Ended October 31,
                         April 30,  1999 -------------------------------------------
                           (Unaudited)    1998     1997     1996     1995     1994
                         --------------- -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....     $ 10.96     $ 10.54  $ 10.30  $ 10.42  $  9.60  $ 10.75
                             -------     -------  -------  -------  -------  -------
Income From Investment
 Operations
 Net Investment Income..        0.28        0.59     0.59     0.56     0.56     0.47
 Net Realized and
  Unrealized Gain
  (Loss)................       (0.48)       0.42     0.24    (0.12)    0.82    (1.05)
                             -------     -------  -------  -------  -------  -------
 Total From Investment
  Operations............       (0.20)       1.01     0.83     0.44     1.38    (0.58)
                             -------     -------  -------  -------  -------  -------
Distributions
 Net Investment Income..       (0.28)      (0.59)   (0.59)   (0.56)   (0.56)   (0.47)
 Net Realized Gain......         --          --       --       --       --     (0.10)
                             -------     -------  -------  -------  -------  -------
 Total Distributions....       (0.28)      (0.59)   (0.59)   (0.56)   (0.56)   (0.57)
                             -------     -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................     $ 10.48     $ 10.96  $ 10.54  $ 10.30  $ 10.42  $  9.60
                             =======     =======  =======  =======  =======  =======
Total Return............       (0.62)%**    9.81%    8.40%    4.40%   14.73%  (5.46)%
                             =======     =======  =======  =======  =======  =======
Ratio and Supplemental
 Data
Net Assets, End of
 Period (Thousands).....     $69,643     $73,784  $67,987  $61,692  $46,677  $32,118
Ratio of Expenses to
 Average Net Assets.....        0.77%*      0.71%    0.72%    0.77%    0.76%    1.02%
Ratio of Net Investment
 Income to Average Net
 Assets.................        5.37%*      5.48%    5.79%    5.50%    5.56%    4.73%
Portfolio Turnover
 Rate...................          23%         48%      36%      59%      25%      27%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................        0.77%*      0.71%    0.72%    0.77%    0.75%     N/A

 * Annualized
** Not Annualized
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    TS&W INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                                 Years Ended October 31,
                                        ----------------------------------------------
                           Six Months
                             Ended
                         April 30, 1999
                          (Unaudited)     1998      1997      1996     1995     1994
                         -------------- --------  --------  --------  -------  -------
Net Asset Value,
 Beginning of Period....    $  15.10    $  15.14  $  14.22  $  13.22  $ 13.85  $ 12.54
                            --------    --------  --------  --------  -------  -------
Income From Investment
 Operations
 Net Investment Income..        0.02        0.06      0.07      0.10     0.13     0.07
 Net Realized and
  Unrealized Gain
  (Loss)................        2.37        0.32      1.05      1.04    (0.31)    1.29
                            --------    --------  --------  --------  -------  -------
 Total From Investment
  Operations............        2.39        0.38      1.12      1.14    (0.18)    1.36
                            --------    --------  --------  --------  -------  -------
Distributions
 Net Investment Income..       (0.02)      (0.08)    (0.11)    (0.14)   (0.09)   (0.05)
 Net Realized Gain......         --        (0.18)    (0.09)      --     (0.36)     --
 In Excess of Net
  Realized Gain.........         --        (0.16)      --        --       --       --
                            --------    --------  --------  --------  -------  -------
 Total Distributions....       (0.02)      (0.42)    (0.20)    (0.14)   (0.45)   (0.05)
                            --------    --------  --------  --------  -------  -------
Net Asset Value, End of
 Period.................    $  17.47    $  15.10  $  15.14  $  14.22  $ 13.22  $ 13.85
                            ========    ========  ========  ========  =======  =======
Total Return............       15.81%**     2.67%     7.94%     8.71%    1.11%   10.87%
                            ========    ========  ========  ========  =======  =======
Ratio and Supplemental
 Data
Net Assets, End of
 Period (Thousands).....    $114,812    $116,969  $115,500  $103,339  $77,553  $49,362
Ratio of Expenses to
 Average Net Assets.....        1.38%*      1.32%     1.30%     1.35%    1.32%    1.38%
Ratio of Net Investment
 Income to Average Net
 Assets.................        0.22%*      0.42%     0.47%     0.84%    1.29%    0.70%
Portfolio Turnover
 Rate...................          11%         28%       45%       25%      23%      30%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................        1.38%*      1.32%     1.30%     1.34%    1.30%     N/A

 * Annualized
** Not Annualized
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"), portfolios of UAM Funds, Inc., are diversified, open-end management investment companies. At April 30, 1999, the UAM Funds were com-prised of 44 active portfolios. The financial statements of the remaining portfolios are presented separately. The objectives of the Portfolios are as follows:

  TS&W Equity Portfolio seeks to provide maximum long-term total return con-sistent with reasonable risk to principal, by investing in a diversified port-folio of common stocks of relatively large companies.

  TS&W Fixed Income Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing primarily in in-vestment grade fixed income securities of varying maturities.

  TS&W International Equity Portfolio seeks to provide maximum long-term total return consistent with reasonable risk to principal, by investing in a diver-sified portfolio of common stocks of primarily non-United States issuers on a world-wide basis.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may re-quire Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some secuirities traded over-the-counter, the market value is determined by using the aver-age between the last reported bid and last reported offer prices quoted on such day. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from deal-ers, market transactions in comparable securities and various relation-ships between securities in determining value. Securities quoted in for-eign currencies are translated into U.S. dollars at the

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------

  current exchange rate. Short-term investments that have remaining maturi-ties of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and secu-rities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Direc-tors.

    2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The TS&W International Equity Port-folio accrues and applies such taxes to net investment income, net real-ized gains and net unrealized gains as income and/or capital gains are earned.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolio has the right to liquidate the collat-eral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, real-ization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Foreign Currency Translation: The books and records of the TS&W In-ternational Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign cur-rency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign ex-change rate from fluctuations arising from changes in the market prices of the securi-

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------

  ties. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net real-ized and unrealized gains and losses on foreign currency transactions rep-resent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transac-tions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Port-folio's books and the U.S. dollar equivalent amounts actually received or paid.

    5. Forward Foreign Currency Exchange Contracts: The TS&W International Equity Portfolio may enter into forward foreign currency exchange con-tracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward cur-rency contract is an agreement between two parties to buy and sell cur-rency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recog-nizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unantici-pated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the con-tracts, if any, at the date of default.

    6. Distributions to Shareholders: The TS&W Equity Portfolio will nor-mally distribute substantially all of its net investment income quarterly. The TS&W Fixed Income Portfolio will normally distribute substantially all of its net investment income monthly. The TS&W International Equity Port-folio will normally distribute substantially all of its net investment in-come annually. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments for for-eign currency

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------

  transactions, paydown gain (loss), REIT return of capital and for the tim-ing of the recognition of gains or losses on investments.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    7. Other: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the TS&W International Equity Portfolio is informed of the ex-dividend date. Interest income is recognized on the accrual basis. Dis-counts and premiums on securities purchased are amortized using the effec-tive yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Port-folio are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Thompson, Siegal & Walmsley, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the aver-age daily net assets for the month, as follows.

   TS&W Portfolios                                                         Rate
   ---------------                                                         -----
   Equity................................................................. 0.75%
   Fixed Income........................................................... 0.45%
   International Equity................................................... 1.00%

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, shareholder servicing and transfer agent serv-ices to the Portfolios under a Fund Administration Agreement. The Administra-tor has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Systems, Inc. ("DST"), under which DST provides transfer agent and dividend-disbursing services. The Administrator has also entered into an

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------

agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, each Portfolio pays a five-part fee to the Administrator as follows:

  --Effective April 15, 1999 an annual base fee, which is retained by the Administrator, calculated at the annual rate equal to $14,500 for the first operational class.

  --A portfolio-specific monthly fee of 0.06%, 0.04% and 0.06% per annum of the average net assets of the TS&W Equity, TS&W Fixed Income and TS&W International Equity Portfolios, respectively, which is retained by the Administrator.

  --An annual base fee that the Administrator pays to CGFSC for its adminis-trative and fund accounting services calculated at the annual rate of no more than $52,500 for the first operational share class plus 0.039% of their pro rata share of the combined average net assets of the UAM Funds.

  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.

  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder servicing agent equal to $7,500 for the first opera-tional share class.

  The Portfolios also pay certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned the fol-lowing amounts from the Portfolios' and paid the following to CGFSC and UAMSSC for their services:

                                        Administration Portion Paid Portion Paid
   TS&W Portfolios                           Fees        to CGFSC    to UAMSSC
   ---------------                      -------------- ------------ ------------
   Equity..............................    $ 92,563      $45,145      $ 8,165
   Fixed Income........................      75,388       44,151        6,752
   International Equity................     112,826       54,684       10,098

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------


  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' as-sets held in accordance with the custodian agreement. As part of the custodian agreement, the custodian bank has a lien on the securities of the portfolios to cover any advances made by the custodian to the portfolios.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The distributor does not receive any fee or other compensation with respect to the Portfolios.

  F. Account Services: Through January 1, 1999 the UAM Funds had contracted with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM, to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the terms of Agreement, the Service Provider was entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which it provided services. The agreement was terminated effective January 1, 1999.

  G. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  H. Purchases and Sales: For the six months ended April 30, 1999, the pur-chases and sales of investment securities other than long-term U.S. Government and short-term securities were:

   TS&W Portfolios                                        Purchases     Sales
   ---------------                                       ----------- -----------
   Equity............................................... $20,158,054 $27,934,517
   Fixed Income.........................................   4,607,750   7,027,354
   International Equity.................................  11,123,574  14,110,973

  Purchases and sales of long-term U.S. Government securities were $11,442,561 and $12,899,143 respectively, for the TS&W Fixed Income Portfolio.

UAM FUNDS                                                   THE TS&W PORTFOLIOS
-------------------------------------------------------------------------------

There were no purchases or sales of long-term U.S. Government securities for the TS&W Equity Portfolio and the TS&W International Equity Portfolio.

  I. Line of Credit: The Portfolios, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to par-ticipate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capi-tal shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each cal-endar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended April 30, 1999, the Portfolios had no borrowings under the agreement.

  J. Other: At April 30, 1999, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:

                                                             No. of        %
   TS&W Portfolios                                        Shareholders Ownership
   ---------------                                        ------------ ---------
   Equity................................................       2          25%
   International Equity..................................       2          21%

  At April 30, 1999, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or curren-cy. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

  Foreign security and currency transactions may involve certain considera-tions and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

  At April 30, 1999, the TS&W International Equity Portfolio had available a capital loss carryover for Federal income tax purposes of approximately $1,499,000 which will expire on October 31, 2006. For the year ended March 31, 1999, the TS&W Fixed Income Portfolio utilized capital loss carryover for Fed-eral income tax purposes of approximately $96,000.

UAM FUNDS                                                    THE TS&W PORTFOLIOS
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Thompson, Siegel & Walmsley, Inc.
5000 Monument Avenue
Richmond, VA 23230-0883

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.